Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Strategic Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	4.70%	2.11%	3.36%
Columbia Variable Portfolio – Strategic Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	4.51%	1.82%	3.10%
JPMorgan Emerging Markets Bond Index-Global [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Average Annual Return, Percent	5.73%	0.35%	3.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return, Percent	8.04%	4.00%	5.06%
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return, Percent	(5.32%)	(4.81%)	(1.53%)